                                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                         WASHINGTON, D.C. 20549

                                                       FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                                                               SAN ANTONIO, TX  78288

Name and Address of Agent for Service:                      CHRISTOPHER P. LAIA
                                                                                              USAA MUTUAL FUNDS TRUST
                                                                                              9800 FREDERICKSBURG ROAD
                                                                                              SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA PRECIOUS METALS AND MINERALS FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2010

[USAA LOGO]
USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2010

                                                                                                                                                                                                                                                                                                              (Form N-Q)

48478 -0410                                                                                                                                                                                                                                                 ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals and Minerals Fund
February 28, 2010 (unaudited)

Number of Shares	Security	Market Value (000)

	EQUITY SECURITIES (94.4%)
	COMMON STOCKS (94.1%)
	GOLD (80.7%)
	African Gold Companies (7.1%)
2,000,000	AngloGold Ashanti Ltd. ADR	$72,760
3,000,000	Gold Fields Ltd. ADR	34,470

		107,230

	Australian Gold Companies (9.7%)
15,200,000	Centamin Egypt Ltd. *(a)	27,881
2,700,000	Kingsgate Consolidated Ltd. (b)	21,318
13,000,000	Lihir Gold Ltd.	30,874
2,400,000	Newcrest Mining Ltd.	67,408

		147,481

	European Gold Companies (4.7%)
1,000,000	Randgold Resources Ltd. ADR (a)	72,010

	North American Gold Companies (56.0%)
1,100,000	Agnico-Eagle Mines Ltd.	63,327
2,600,000	Allied Nevada Gold Corp. *	35,776
750,000	American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(c)	125
7,000,000	Aurizon Mines Ltd. *	28,141
2,400,000	Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(c)	182
930,000	Barrick Gold Corp.	35,024
6,750,000	Eldorado Gold Corp. *	84,848
4,700,000	Gammon Gold, Inc. *	45,825
1,300,000	Goldcorp, Inc.	49,114
12,400,000	Great Basin Gold Ltd. *(a)	20,161
2,800,000	IAMGOLD Corp.	41,356
2,200,000	Kinross Gold Corp.	39,864
200,000	Metallic Ventures Gold, Inc., acquired 12/10/2002; cost $385*(c)	224
3,000,000	Minefinders Corp. Ltd. *(a)	29,430
1,872,100	Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009; cost $3,817*(c)	3,665
5,900,000	New Gold, Inc. *	26,074
1,300,000	Newmont Mining Corp.	64,064
375,000	Northern Star Mining Corp., acquired 5/05/2006; cost $373*(c)	130
11,000,000	Northgate Minerals Corp. *	29,920
4,000,000	Osisko Mining Corp. *	34,024
4,500,000	Red Back Mining, Inc. *	86,733
1,320,000	Royal Gold, Inc.	59,321
6,800,000	San Gold Corp. *	23,524
1,100,000	Semafo, Inc. *	5,049
2,000,000	Semafo, Inc., acquired 10/31/2006; cost $3,134*(c)	9,181
3,200,000	Yamana Gold, Inc.	33,728

		848,810

  1  |  USAA Precious Metals and Minerals Fund

Number of Shares	Security	Market Value (000)

	South American Gold Companies (3.2%)
1,460,000	Compania de Minas Buenaventura S.A. ADR	$49,071

	Total Gold (cost: $734,130)	1,224,602

	PLATINUM GROUP METALS (6.6%)
2,700,000	Impala Platinum Holdings Ltd.	65,678
1,250,000	Lonmin plc *	34,441

	Total Platinum Group Metals (cost: $57,744)	100,119

	SILVER (6.8%)
1,400,000	Pan American Silver Corp.	30,100
4,800,000	Silver Wheaton Corp. *	72,817

	Total Silver (cost: $82,867)	102,917

	Total Common Stocks (cost: $874,741)	1,427,638

	WARRANTS (0.3%)
	GOLD (0.3%)
	North American Gold Companies (0.3%)
150,000	Agnico-Eagle Mines Ltd. *	3,465
200,000	Axmin, Inc., acquired 6/12/2008; cost $0*(b),(c)	—
93,000	Gold Wheaton Gold Corp., acquired 6/19/2008; cost $128 *(c)	26
2,500,000	Great Basin Gold Ltd. *	725
930,000	New Gold, Inc. *	33

	Total Gold (cost: $362)	4,249

	SILVER (0.0%)
150,000	Mines Management, Inc. *	75
91,530	Pan American Silver Corp., acquired 12/23/2009; cost $553*(b),(c)	365

	Total Silver (cost: $553)	440

	Total Warrants (cost: $915)	4,689

	Total Equity Securities (cost $875,656)	1,432,327

Principal Amount (000)

	MONEY MARKET INSTRUMENTS (4.9%)
	COMMERCIAL PAPER (1.3%)
$20,000	National Rural Utilities Cooperative Finance Corp.	19,999

Number of Shares

	MONEY MARKET FUNDS (3.6%)
54,505,282	State Street Institutional Liquid Reserve Fund, 0.12% (d)	54,505

	Total Money Market Instruments (cost: $74,504)	74,504

                                                                                                                                                                                                                                                                                     Portfolio of Investments |  2

Principal Amount (000)	Security			Market Value (000)

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.8%)
	REPURCHASE AGREEMENTS (0.6%)
$5,100	Credit Suisse First Boston LLC, 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $5,100 (collateralized by $5,208 of U.S. Treasury, 0.13% - 0.16%(f), due 6/03/2010 - 8/05/2010; market value $5,205)		$	5,100
3,100	Deutsche Bank Securities, Inc., 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $3,100 (collateralized by $3,095 of Freddie Mac(e), 2.50%, due 4/23/2014; market value $3,162)			3,100

	Total Repurchase Agreements			8,200

Number of Shares

	MONEY MARKET FUNDS (1.2%)
18,441,194	BlackRock Liquidity Funds TempFund Portfolio, 0.10%(d)			18,441

	Total Short-term Investments Purchased With Cash Collateral From Securities Loaned (cost: $26,641)			26,641

	Total Investments (cost: $976,801)			$1,533,472

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
EQUITY SECURITIES:
COMMON STOCKS	$1,427,638	$—	$—	$1,427,638
WARRANTS	4,324	365	—	4,689
MONEY MARKET INSTRUMENTS:
COMMERCIAL PAPER	—	19,999	—	19,999
MONEY MARKET FUNDS	54,505	—	—	54,505
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED:
REPURCHASE AGREEMENTS	—	8,200	—	8,200
MONEY MARKET FUNDS	18,441	—	—	18,441
Total	$1,504,908	$28,564	$—	$1,533,472

   3 |  USAA Precious Metals and Minerals Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has two classes of shares: Precious Metals and Minerals Fund Shares and Precious Metals and Minerals Fund Institutional Shares.  Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class.  These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class’s relative net assets.  Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.  The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund’s foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that

                                                                                                                                                                                                                                                                    Notes to Portfolio of Investments |  4

the Manager deems relevant, under valuation procedures approved by the Trust’s Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

   5 |  USAA Precious Metals and Minerals Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. Lending of portfolio securities - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day’s ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.  The aggregate fair market value of the loaned portion of these securities as of February 28, 2010, was approximately $22,278,000.  This amount excludes $2,110,000 of securities on loan which were sold prior to February 28, 2010.

E. Subsequent events - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. New accounting pronouncement - In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

                                                                                                                                                                                                                                                                    Notes to Portfolio of Investments |  6

G. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $579,990,000 and $23,319,000, respectively, resulting in net unrealized appreciation of $556,671,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,516,503,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.  Investments in foreign securities were 83.9% of net assets at February 28, 2010.

CATEGORIES AND DEFINITIONS

Warrants - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)	The security or a portion thereof was out on loan as of February 28, 2010.
(b)	Security was fair valued at February 28, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2010, was $13,898,000, which represented 0.9% of the Fund’s net assets.

(d)	Rate represents the money market fund annualized seven-day yield at February 28, 2010.
(e)
Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(f)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
*	Non-income-producing security.

  7 |  USAA Precious Metals and Minerals Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.